EQ/International Equity Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/International Equity Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.76%	0.76%

Expense Example - EQ/International Equity Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	78	243	422	942
Class IB Shares	78	243	422	942